INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Operating Loss Carryforwards	$ (790,942)	$ (1,011,212)	$ (796,713)
Effective Tax rate	21.00%	21.00%	21.00%
Income tax expenses(benefit)	$ (166,098)	$ (212,355)	$ (167,310)
Less: Valuation Allowance	166,098	212,355	167,310
Deferred tax assets	886,846	720,748	508,393
Valuation allowance	$ (886,846)	$ (720,748)	$ (508,393)
Revision of Prior Period, Adjustment [Member]
Effective Tax rate		21.00%
Income tax expenses(benefit)		$ (212,355)
Less: Valuation Allowance		212,355
Deferred tax assets		720,748
Valuation allowance		$ (720,748)